Document and Entity Information	0 Months Ended
May 01, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 01, 2013
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	May 01, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013